Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS

Note 25:- operating segments

a.	General:

The Group is engaged through eight directly held subsidiaries— Matrix; Sapiens; Magic Software; Michpal; ZAP Group; Insync; Ofek and Shamrad; and one jointly controlled entity: TSG— in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration.

Matrix

Matrix IT Ltd. is Israel’s leading IT services company. Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services, project management services and comprehensive consulting and management services in complex infrastructure projects, urban and environment planning – all in accordance with its customers’ specific needs. Matrix also provides upgrading and expansion of existing software systems.

Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Information Technology (IT) solutions and services, Consulting & Management in Israel; (2) Information Technologies (IT) solutions and services in the U.S.; (3) Cloud and Computing infrastructure; and (4) Sales marketing and support of software products.

Information Technologies (IT) solutions and services, Consulting & Management in Israel:

The software solutions and services in Israel provided by Matrix consist mainly of providing tailored software solutions and upgrading and expanding mainly existing large-scale software systems. These services include, among others, developing customized software, adapting software to the customer’s specific needs, implementing software and modifying it based on the customer’s needs, outsourcing, software project management, software testing and QA and integrating all or part of the above elements. Furthermore, the activity in this segment includes project management consulting services and multi-disciplinary operational and engineering consulting services, including supervision of complex engineering projects, all according to client specific needs as the scope of work invested in each element varies from one customer to the other. Starting from the financial statements for the year 2024, Matrix presents its training and implementation operations — which were previously reported as a separate operating segment and represented approximately 3.4% and 2.9% of Matrix’s total revenues and operating income, respectively, in 2023 — as part of the “IT Solutions, Consulting and Management Services in Israel” segment. This change follows developments in the economic environment and, accordingly, changes in the business mix of the training and implementation segment, such that the economic characteristics, nature of services, and types of customers are now similar to those of the IT Solutions, Consulting and Management Services segment in Israel. In 2024, activity in software solutions and value-added services in Israel accounted for approximately 60% of Matrix’s revenues and approximately 56% of its operating income.

Information Technologies (IT) solutions and services in the United States:

Matrix’s activities in this segment are performed by two lines of business – Matrix US Holdings and Xtivia. The two line of business primarily provide software solutions and services of Governance Risk and Compliance (“GRC”) experts, including activities on the following topics: risk management, management and fraud prevention, anti-money laundering, trade surveillance as well as, specialized advisory services in the area of compliance with financial regulation and operational services, as well as solutions and specialized technological services in areas such as: portals, BI (Business Intelligence), DBA (Data Base Administration), CRM (Customer Relation Management) and EIM (Enterprise Information Management). Furthermore, the activity in this segment includes dedicated solutions for the GovCon Government contracting market, IT help desk services specializing in healthcare and software product distribution services particularly IBM, BMC and Atlassian products to customers in the public-government sector in the U.S. In 2024, the activity in the U.S. accounted for approximately 8% of Matrix’s revenues and approximately 15% of its operating income.

Cloud and computing infrastructure:

Matrix’s activities in this segment, is primarily providing computer solutions to computer and communications infrastructures, marketing and sale of computers and peripheral equipment to business customers, providing related services, and cloud computing solutions (through the business specializing unit of the Company - Cloud Zone) and a myriad of services and products regarding office automation and printing solutions, representation of global leading manufacturers of test and measurement equipment, communication and cyber and RF solutions, projects and integration in the field of automation, calibration services in advanced technologies, provision of industrial video and image processing solutions as well as Database services and Big data services (through the specialized business unit Data zone). In 2024, activity in computer and cloud infrastructure and integration solutions accounted for approximately 27% of Matrix’s revenues and for approximately 24% of its operating income.

Sales marketing and support of Software product:

Matrix’s activities in this segment include marketing, distributing and support for various software products, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools. In 2024, activity in software product marketing and support accounted for approximately 8% of Matrix’s revenues and approximately 10% of its operating income.

Sapiens

Sapiens is a leading global provider of software solutions for the insurance industry. Sapiens’ extensive expertise is reflected in its innovative software, solutions and professional services for property & casualty (P&C); reinsurance; life, pension & annuity (L&A); workers’ compensation (WC); medical professional liability (MPL); financial & compliance (F&C); and decision modelling for both insurance and financial markets. Sapiens offers end-to-end solutions for insurers core systems, as well as complementary data & analytics and digital. Importantly its wide array of professional services ensures that Sapiens not only makes a sale but accompanies and guides its customers on their path to digital transformation and brings important insights from the field into its products roadmap. Sapiens’ offerings not only enable its customers to effectively manage their core business functions – including policy administration, claims and billing – they support insurers on their path to digital transformation. Its portfolio also provides a variety of complimentary solutions for critical requirements such as reinsurance management, underwriting management, illustration software, electronic applications and financial compliance tools. The latest versions of its platforms possess modern, modular cloud-first architecture and are digital-driven, providing full coverage for all business aspects of policy management, digital engagement and data analysis. They empower customers to respond to the rapidly changing insurance market and frequent regulatory changes, while improving the efficiency of their core operations.

Magic Software

Magic Software is a global provider of: (i) software services and Information Technologies (“IT”) outsourcing software services; (ii) proprietary application development and business process integration platforms; (iii) selected packaged vertical software solutions; as well as (iv) cloud-based services for end to end digital transformation. Magic Software’s technology is used by customers to develop, deploy and integrate on-premises, mobile and cloud-based business applications quickly and cost effectively. In addition, Magic Software’s technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment.

With respect to software services and IT outsourcing services, Magic Software offers a vast portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, integration projects, project management, software testing and quality assurance, engineering consulting (including supervision of engineering projects), support services, cloud computing for deployment of highly available and massively-scalable applications and API’s and supplemental outsourcing services, all according to the specific needs of the customer, and in accordance with the professional expertise required in each case.

In addition, Magic Software offers a variety of proprietary comprehensive packaged software solutions through certain of its subsidiaries for (i) enterprise-wide and fully integrated medical platform (“Clicks”), specializing in the design and management of patient-file oriented software solutions for managed care and large-scale health care providers. This platform aims to allow providers to securely access an individual’s electronic health record at the point of care, and it organizes and proactively delivers information with potentially real time feedback to meet the specific needs of physicians, nurses, laboratory technicians, pharmacists, front-and back-office professionals and consumers; (ii) enterprise management systems for both hubs and traditional air cargo ground handling operations from physical handling and cargo documentation through customs, seamless electronic data interchange, or EDI communications, dangerous goods, special handling, track and trace, security to billing (“Hermes”); (iii) enterprise human capital management, or HCM, solutions, to facilitate the collection, analysis and interpretation of quality data about people, their jobs and their performance, to enhance HCM decision making (“HR Pulse”); (iv) revenue management and monetization solutions in mobile, wireline, broadband and mobile virtual network operator/enabler, or MVNO/E (“Leap”); (v) comprehensive systems for managing broadcast channels in the area of TV broadcast management through cloud-based on-demand service or on-premise solutions; (vi) comprehensive solution for sales and distribution field activities, such as order taking, route accounting, trade marketing, retail execution, proof of deliveries and B2B E-commerce (“Mobisale”); and (vii) comprehensive solution for efficient management of all types of rehabilitation centers (“Nativ”).

Magic Software solutions are used by customers to develop, deploy and integrate on-premises, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS, Appbuilder and Magic SmartUX), an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT), Magic BusinessEye – a cloud-based platform for all verticals enabling smooth end-to-end digital transformation and full organizational business intelligence and FactoryEye - a proprietary high performance, low-code, flexible, hybrid platform for manufacturers based on existing infrastructure enabling real-time virtualizations of all production data and advanced analytics (based on machine learning) for improved productivity and competitive advantage. These solutions enable Magic Software customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Magic Software products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value-added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

Insync

Insync is a U.S. based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. Insync currently supports more than 30 VMS program customers with employees in over 40 states.

Michpal

Michpal, an Israeli registered company, is a developer of proprietary, on-premises payroll software solution for processing traditional payroll stubs to Israeli enterprises and payroll service providers. Michpal also developed several complementary modules such as attendance reporting, which are sold to its customers for additional fees. Together with its subsidiaries Unique Software Industries Ltd, a software development and services company, providing integrated solutions in the field of payroll for more than 30 years, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, and together with Effective Solutions Ltd, Michpal also provides consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring a payroll, labor, pensions, social security and employee income tax matters.

ZAP Group

ZAP Group, is Israel’s largest group of consumer websites which manages more than twenty leading consumer websites from diverse content worlds with a total of more than 17 million visits per month, including Zap Price Comparison website, Zap Yellow Pages (the largest business index in Israel) and Zap Rest (Israel’s restaurants index). ZAP Group, an Israeli private company, provides a variety of digital advertising solutions for its customers (small and medium businesses in Israel) and an access to an E-commerce platform to allow them to engage with their consumers. ZAP Group serves over 400,000 listed businesses on its platforms; approximately 16,000 of them are paying customers. The websites managed and offered by ZAP Group offer consumers a user-friendly search experience with a variety of advanced tools, which enable them to make educated purchase decisions in the best and most informed way.

Digital Solutions

ZAP Group provides a variety of digital advertising solutions for its customers (small and medium businesses in Israel) and an access to an E-commerce platform that allows them to engage with their consumers. ZAP Group regularly seeks to develop attractive digital solutions, which it believes to have market potential for small and medium businesses and their end user. All of ZAP Group’s investments in this area have been proven, where we believe we can leverage our experience to enhance product positioning and increase market penetration. We provide our management and technical and financial expertise, and marketing experience to help bring these products to market.

E-commerce Solutions

ZAP Group provides an e-commerce platform for approximately 1,500 large, medium and small businesses, which operate stores in Israel. The platform, both website and application, allows end users to compare prices of the various stores for over 1.2 million products in 650 categories. The platform provides to more than 120 million visiting end users annually, 300,000 reviews of stores and products and 5,000 quality guides (videos and articles), which allow them to engage through the platform directly with the stores for a purchase of a certain product they looked at through the platform. Total online purchases through the platform are estimated at approximately NIS 2 billion annually, which is estimated at 14% out of total online purchase volume in Israel (not including food and beverage).

In 2021, ZAP Group launched a new website for car sellers and buyers, which provides a marketplace where buyers can explore on one website various options for buying a second-hand car (B2C). The platform allows the buyer to compare prices, specs, financing, peripheral services, accessories and overall packages. The Online, real-time supply availability enables transparency, and also provides the buyer with an aggregated view of specific sellers and agencies and direct contact with a large pool of sellers.

Digital platforms

ZAP Group provides digital advertising platforms and services through 18 websites for medium and small businesses in 1,600 business categories in Israel, including doctors, lawyers, and other service and product providers. The platform, both website and application allow end users to contact directly with the service provider. The platform provides to more than 50 million visiting end users annually, 200,000 reviews, 2,000 quality guides (videos and articles), 300 price lists, and 700 forums with more than 1.5 million expert explanations.

ZAP Group also provides its customers with other digital services such as Search Engine Marketing (Pay Per Click Google and Facebook campaigns) and Search Engine Optimization for their websites. ZAP Group also provides website design services, creation of new websites on various tools (ZAP-X), management of social media, online business cards (GMB), and big data services.

Restaurants and events

ZAP Group provides digital advertising platforms and services for more than 17,000 restaurants listed and provides services for social events. Approximately 2,500 of them are paying customers. The platform, both website and application allow end users to directly contact the restaurant for table ordering, ordering of delivery or take away, to post visit reviews or explore the restaurant menu, photo gallery and other content such as articles, etc. The platform provides to more than 30 million visiting end users annually, approximately two million food deliveries, 200,000 reviews, 5,000 food and culinary articles (videos and articles), and more than 0.5 million push updates annually.

Other

ZAP Group provides digital advertising platform for domestic travel and hospitality businesses in Israel (the “Platform”). The platform, both website and application, allows end users to order directly from the provider (hotel, guesthouse or attraction service provider). The platform provides access to millions of visiting end users annually, to approximately 1,200 vacation and leisure locations.

Ofek

Founded in 1987, Ofek is one of the leading companies in Israel in the fields of aerial and satellite mapping, geographic data collection and processing, and provider of services in numerous geographic applications. Among Ofek’s customers are many government authorities and foreign government. Ofek employs approximately 100 employees, all situated at Ofek’s headquarter in Natanya, Israel, in multiple areas of expertise: geodetic engineers, software experts, geographers and aerial photo interpreters, GIS and surveying engineers, 3D mapping and data processing experts. The company owns three aerial photography aircraft equipped with state-of-the-art mapping sensors. Ofek operates worldwide. It has successfully completed projects for various clients (government and private) in Asia, America, Europe, Middle East and Africa, and it is constantly involved in ongoing international geographic projects. Ofek aerial photography has accumulated experience in managing and executing NSDI and GIS projects and surveys for detecting, collecting and analyzing diverse geographic cadastral and environmental information.

TSG

TSG is a global high-technology company engaged in high-end technical solutions for protecting the safety of national borders, improving data gathering mechanisms, and enhancing communications channels for military, homeland security and civilian organizations.

TSG operates primarily in the defense and homeland security arenas. The nature of military and homeland security actions in recent years, including low intensity conflicts and ongoing terrorist activities, as well as budgetary pressures to focus on leaner but more technically advanced forces, have caused a shift in the defense and homeland security priorities for many of TSG’s major customers. As a result, TSG believes there is a continued demand in the areas of command, control, communications, computer and intelligence (C4I) systems, intelligence, surveillance and reconnaissance (ISR) systems, intelligence gathering systems, border and perimeter security systems and cyber-defense systems. There is also a continuing demand for cost-effective logistic support and training and simulation services. TSG believes that its synergistic approach of finding solutions that combine elements of its various activities positions it to meet evolving customer requirements in many of these areas. TSG tailors and adapts its technologies, integration skills, market knowledge and operationally-proven systems to each customer’s individual requirements in both existing and new platforms. By upgrading existing platforms with advanced technologies, TSG provides customers with cost-effective solutions, and its customers are able to improve their technological and operational capabilities within limited budgets.

TSG markets its systems and products either as a prime contractor or as a subcontractor to various governments and defense and homeland security contractors worldwide. In Israel, TSG sells its defense, intelligence and homeland security systems and products mainly to the IMOD, which procures all equipment for the Israeli Defense Force (IDF).

Shamrad

Shamrad is an Israeli private company, engaged in the supply, integration and installation of computer communication infrastructures, announcement and alarm systems and electronic security systems. Shamrad represents several companies in the field of security: ATI systems – sirens, Garrett – Metal detectors, Kopp – Ferro Magnetic detectors for MRI rooms. Shamrad has vast experience in design, supply and installation of security systems, integrated with command and control solutions, CCTV, access control and intruder detection. Shamrad provides video solutions together with high-speed networks and wireless links, allowing hundreds of camera channels to be viewed in one or many control centers. Shamrad installs IP and analog cameras in various configurations such as Bullet, Dome, PTZ, Box, and Thermal. Shamrad offers customers complete solutions for communications and telephony infrastructure, both in the fields of passive and active equipment. Amongst the services offered are the installation and maintenance of networks (local and wireless) and specific dedicated communications rooms. Shamrad has, since its inception, a dedicated department offering a complete and professional solution, with a system wide view tailored to exactly meet their customers’ requirements.

Hashahar

Hashahar Telecom & Electricity Ltd., an Israeli privately held company established in 2018, is a leading provider of telecommunications infrastructure and electrical services. The company specializes in the planning, deployment, and installation of fiber optics, structured cabling (CAT 6/7), coaxial and telephony systems for both enterprise and residential sectors, including intercity infrastructure and public sector projects. Hashahar delivers end-to-end project execution through in-house engineering, dedicated project managers, and stringent safety and data security protocols. Its clients include Bezeq, HOT, Cellcom, YES, Israel Railways, and multiple government bodies. With VPN-enabled IT infrastructure, automated triple-backup systems, and Priority ERP for operational oversight, the company maintains a high standard of execution in complex fiber deployment and communication infrastructure projects.

b)	Consolidated Goodwill in material partially owned subsidiaries:

	December 31,
	2024	2023
Matrix and its subsidiaries	$294,282	$285,596
Sapiens and its subsidiaries	396,919	401,699
Magic Software and its subsidiaries	172,515	166,065
Michpal and its subsidiaries	70,636	44,108
ZAP Group and its subsidiaries	32,009	32,186
Other consolidated subsidiaries	8,719	6,927
	$975,080	$936,581
c)	Reporting on operating segments:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assesses its performance. The CODM has been identified as Formula’s CEO. The CODM assesses the performance of the Group based on each of the Group’s directly held subsidiaries and company accounted for at equity operating income (or loss). Headquarters and finance expenses of Formula are allocated proportionally among the Investees.

	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2024:
Revenues from external customers	$1,500,863	$542,380	$549,992	$42,960	$38,068	$170,315	$(87,067)	$2,757,511
Inter-segment revenues	7,597	-	2,528	21	-	102	(10,248)	-
Total revenues	$1,508,460	$542,380	$552,520	$42,981	$38,068	$170,417	$(97,315)	$2,757,511
Depreciation and amortization	$50,496	$25,823	$20,763	$6,843	$9,224	$8,240	$(5,894)	$115,495
Segment operating income	$121,665	$87,189	$61,237	$8,723	$(4,939)	$11,449	$(6,490)	$278,834
Unallocated corporate expenses								(8,313)
Total operating income								$270,521
Financial expenses, net								(22,143)
Group’s share of profits of companies accounted for at equity, net								2,077
Taxes on income								(56,665)
Net income								$193,790
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2023:
Revenues from external customers	$1,416,283	$514,584	$531,415	$36,912	$45,286	$156,662	$(80,239)	$2,620,903
Inter-segment revenues	3,579	-	3,637	-	-	525	(7,741)	-
Total revenues	$1,419,862	$514,584	$535,052	$36,912	$45,286	$157,187	$(87,980)	$2,620,903
Depreciation and amortization	$55,230	$30,147	$20,553	$4,801	$8,090	$7,950	(5,582)	121,189
Segment operating income	$106,831	$80,070	$57,108	$6,366	$(3,126)	$9,492	$(6,896)	$249,845
Unallocated corporate expenses								(10,477)
Total operating income								$239,368
Financial expenses, net								(28,334)
Group’s share of profits of companies accounted for at equity, net								773
Taxes on income								(46,075)
Net income								$165,732
	Matrix	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2022:
Revenues from external customers	$1,388,508	$474,736	$561,682	$37,714	$49,893	$133,526	$(73,702)	$2,572,357
Inter-segment revenues	4,310	-	5,110	309	-	360	(10,089)	-
Total revenues	$1,392,818	$474,736	$566,792	$38,023	$49,893	$133,886	$(83,791)	$2,572,357
Depreciation and amortization	$48,288	$33,050	$19,804	$4,770	$7,976	$6,214	(4,794)	115,308
Segment operating income	$149,298	$66,164	$61,762	$8,117	$(1,042)	$8,311	$(5,345)	$287,265
Unallocated corporate expenses								(10,625)
Total operating income								$276,640
Financial expenses, net								(19,930)
Group’s share of profits of companies accounted for at equity, net								(1,808)
Taxes on income								(55,235)
Net income								$199,667